Stockholders' Equity and Stock-based Compensation - Schedule of Warrants Outstanding (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Number of Warrants	29,821,281
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 9.38
Outstanding Number of Warrants	9,131,600
Weighted Average Remaining Life in Years	4 years 8 months 12 days
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 12.5
Outstanding Number of Warrants	9,131,600
Weighted Average Remaining Life in Years	4 years 8 months 12 days
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 18.75
Outstanding Number of Warrants	9,131,600
Weighted Average Remaining Life in Years	4 years 8 months 12 days
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 6.25
Outstanding Number of Warrants	2,400,001
Weighted Average Remaining Life in Years	4 years 3 months 18 days
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 47
Outstanding Number of Warrants	26,480